SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended		12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	May 22, 2012 2012 Incentive Compensation Plan	Dec. 31, 2004 Plan approved in 2000	Dec. 31, 2012 Plan approved in 2000 item	Dec. 31, 2004 Plans approved in 1997	Dec. 31, 2012 Plans approved in 1997 item
Nature of Operations
Maximum secured leases to commercial and government bodies as a percentage of Commercial loan portfolio	1.00%
Maximum percentage of the entity's business activity with Canadian customers denominated in Canadian dollars	1.00%
Number of reportable operating segments	1
Cash and Cash Equivalents
Number of days for which federal funds are purchased and sold	1 day
Interest Income and Fees on Loans
Minimum commitment period required before loan commitment fees or costs are deferred	1 year
Stock Option Compensation Plans
Number of stock option plans	3					1		2
Increase in number of shares authorized					428,587
Shares authorized prior to amendment					25,000
Reverse stock split, conversion ratio					0.05		0.05
Total authorized share balance				757,848	453,587		30,000
Number of new options that may be issued under the plans	0
Computation of basic and diluted earnings per share
Net income (loss) (in dollars)	$ 7,087	$ 2,218	$ (418)
Preferred stock dividends and accretion of discount (in dollars)	629	766	742
NET INCOME (LOSS) AVAILABLE TO COMMON SHAREHOLDERS	$ 6,458	$ 1,452	$ (1,160)
Weighted average shares outstanding	4,285,043	3,419,736	3,419,736
Effect of dilutive stock options, vesting of restricted stock units, and common stock warrants outstanding (in shares)		80,468	60,161
Diluted weighted average shares outstanding	4,285,043	3,500,204	3,479,897
Income (loss) per common share:
Basic (in dollars per share)	$ 1.51	$ 0.42	$ (0.34)
Diluted (in dollars per share)	$ 1.51	$ 0.41	$ (0.34)